Condensed Balance Sheets - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 83,951	$ 365,161	$ 217
Other current assets	43,723	97,817	10,000
Total current assets	127,674	462,978	10,217
Total assets	127,674	462,978	10,217
Current liabilities:
Accounts payable	493,877	324,966	287,072
Notes payable, related party			68,428
Other liabilities	74,689	75,933	52,500
Accrued interest			1,923
Due to related party			366,130
Total current liabilities	568,566	400,899	776,053
Total liabilities	568,566	$ 400,899	$ 776,053
Commitments and contingencies
Stockholders' (deficit) equity:
Common stock	21,142	$ 21,142	$ 1,889
Additional paid-in capital	32,683,593	32,263,890	27,479,913
Accumulated deficit	(33,145,627)	(32,222,953)	(28,247,655)
Total stockholders' (deficit) equity	(440,892)	62,079	(765,836)
Preferred stock value		0
Total liabilities and stockholders' (deficit) equity	$ 127,674	462,978	10,217
Series A Preferred Stock [Member]
Stockholders' (deficit) equity:
Total stockholders' (deficit) equity		0	17
Preferred stock value		$ 0	$ 17